TRANSACTIONS AND BALANCES WITH RELATED PARTIES - Schedule of Balances (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Liabilities, Current [Abstract]
Liabilities, Current	$ 4,060	$ 2,758	$ 3,523
Liabilities, Noncurrent	251	1,854	3,329
Related Party [Member]
Liabilities, Current [Abstract]
Private warrants to purchase ordinary shares
Liabilities, Current	1,553	0
Private warrants to purchase ordinary shares			1
Sponsor Promissory Note	$ 0	1,568	2,961
Liabilities, Noncurrent		$ 1,568	$ 2,962